Equity (Details Narrative) $ / shares in Units, $ in Thousands										1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 04, 2024 USD ($) shares	Aug. 15, 2022 USD ($)	Jul. 05, 2022 USD ($) shares	May 19, 2022 USD ($) shares	Mar. 22, 2022 USD ($) shares	Nov. 05, 2021 USD ($) shares	Oct. 12, 2021 USD ($) shares	Mar. 12, 2021 $ / shares shares	Oct. 19, 2020 shares	May 31, 2024 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Sep. 30, 2022 USD ($) shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Sep. 30, 2022 shares $ / shares	Sep. 27, 2022 shares	May 25, 2022 shares	Mar. 01, 2022 shares	Jan. 18, 2022 $ / shares	Sep. 30, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Proceeds from issuance of shares | $										$ 34,500
Deferred tax recovery | $										$ 680	$ (435)	$ (6,480)	$ (6,183)	$ (129)
Shares issued price per share | $ / shares										$ 1.72
Stock issuance costs | $										$ 2,264			538
Share-based compensation expense | $											$ 1,078	$ 2,338	$ 2,806	$ 3,146
Restricted shares, description												The Company's RSUs vest in three equal annual instalments during the recipient's continual service with the Company. The Company classifies RSUs as equity instruments since the Company has the ability and intent to settle the awards in GRC Shares. The compensation expense is calculated based on the fair value of each RSU as determined by the closing value of GRC Shares at the date of the grant. The Company recognizes compensation expense over the vesting period of the RSUs.During the years ended December 31, 2024, and 2023, three months ended December 31, 2022, and year ended September 30, 2022, the Company granted to certain officers, directors, and consultants 1,348,555, 1,556,164, 603,703, and 167,849 RSUs, respectively, at weighted average values of $1.24, $1.55, $2.81, and $4.91, respectively.
Number of warrants issued								10,350,000
Warrant exercise price | $ / shares								$ 7.5		$ 2.25
Number of other equity instruments outstanding in share-based payment arrangement											769,547	2,580,275	2,065,120	165,844	2,580,275	2,065,120	769,547	165,844					0
Weighted average remaining contractual life												2 years 6 months 10 days
Number of other equity instruments exercised or vested in share-based payment arrangement												738,244	257,489
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares											$ 3.25	$ 1.55	$ 1.97	$ 4.84									$ 0
Weighted average share price of exercise of options exercised | $ / shares												$ 1.71	$ 1.94
Number of share options granted in share-based payment arrangement											2,271,592	2,094,450	5,000	577,031
Share options recognized as share-based compensation expense | $											$ 845	$ 434	$ 1,405	$ 1,551
Options exercisable term											5 years	5 years	5 years	5 years
Options vesting terms											vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.	vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.	vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.	vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.
Number of shares issued											603,703	1,348,555	1,556,164	167,849
Weighted average value | $ / shares											$ 2.81	$ 1.24	$ 1.55	$ 4.84
Restricted Shares [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expense | $														$ 276
Number of restricted shares issued									1,500,000
Performance condition one, description									with respect to one-third of the Restricted Shares awarded to the holder, if the Company's initial public offering or any liquidity event (being any liquidation, dissolution or winding-up of the Company or distribution of all or substantially all of the Company's assets among shareholders or a change of control transaction) occurs that values the Company at a minimum of $50,000,000 (condition met);
Performance condition two, description									with respect to one-third of the Restricted Shares awarded to the holder, if the Company receives $1,000,000 of royalty payments under any of the Company's royalty interests prior to October 19, 2023 (condition met)
Performance condition three, description									with respect to one-third of the Restricted Shares awarded to the holder, if the holder continues to be a director, officer, employee or consultant of the Company or an entity that is under common control with the Company for a period of one year after the initial public offering is completed (condition met).
Ely Warrants [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement											11,518,252	2,430,000	2,430,000	13,518,252	2,430,000	2,430,000	11,518,252	13,518,252
Weighted average remaining contractual life											7 months 9 days	7 months 17 days	1 year 7 months 17 days	11 months 23 days
Number of other equity instruments exercised or vested in share-based payment arrangement											2,821,971	595,350	595,350	3,311,971
Warrants exercisable exchange ratio											2.450	2.450	2.450	2.450
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares															$ 4.59	$ 4.59	$ 4.31	$ 4.48
Long-term Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares issuable under plan												10.00%			10.00%
Restricted Stock Units [member]
IfrsStatementLineItems [Line Items]
Number of shares issued												1,546,882	267,489		1,546,882	267,489
Share-based compensation expense | $											$ 201	$ 1,873	$ 1,318	$ 341
Weighted average value | $ / shares											$ 2.81	$ 1.24	$ 1.55	$ 4.91
Marketing services and debentures interest payment | $												$ 23,919	$ 332,298
Dividend Reinvestment Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued													162,967			162,967
Marketing Services [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued				39,435	39,435
Share-based compensation expense | $														$ 626
Expense from share-based payment transaction with non-employees | $														$ 148
Fair value of stock issued for services | $				$ 148	$ 148		$ 626
Share Options Granted Tranche Five [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement														25,000
Exercise price of share options granted | $ / shares														$ 2.73
Marketing Services Issued On July 5, 2022 [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			56,757
Expense from share-based payment transaction with non-employees | $											$ 32		$ 61	$ 31
Fair value of stock issued for services | $			$ 124
Share Options Granted Tranche Four [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement														17,514
Exercise price of share options granted | $ / shares														$ 3.06
Share Options Granted Tranche Three [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement											2,236,592			100,000
Exercise price of share options granted | $ / shares											$ 2.59			$ 4.14
Share Options Granted Tranche One [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement											30,000	2,094,450	5,000	404,517
Exercise price of share options granted | $ / shares											$ 2.13	$ 1.24	$ 2.33	$ 4.93
Share Options Granted Tranche Six [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement														25,000
Exercise price of share options granted | $ / shares														$ 2.16
Share Options Granted Tranche Two [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement											5,000			5,000
Exercise price of share options granted | $ / shares											$ 2.49			$ 4.62
Ely Gold Royalties Inc [Member]
IfrsStatementLineItems [Line Items]
Proceed from issuance of share and warrants | $														$ 856
Number of shares issued														402,938				402,938
Ely Gold Royalties Inc [Member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued														1,644,649				1,644,649
Golden Valley Mines and Royalties Ltd and Abitibi Royalties Inc. [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						61,104,200
Fair value of shares issued for acquisition | $						$ 296,966
Nevada Gold Mines LLC [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																			9,393,681
Vares Copper Stream [Member]
IfrsStatementLineItems [Line Items]
Deferred tax recovery | $	$ 8
Number of shares issued	2,906,977
Stock issuance costs | $	$ 31
SOQUEM Royalties [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued													496,785			496,785
Cote Gold Project [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																				50,000
Number of shares issued in connection with acquisiton																					207,449
Bought Deal Basis [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued										20,058,300
Over Allotment Option [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										2,616,300
Dividends and Dividend Reinvestment Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued											0	0	162,967	0	0	162,967	0	0
Dividend paid, amount | $											$ 1,439	$ 0	$ 2,892	$ 4,032
Quarterly cash dividend declared per common share | $ / shares																						$ 0.01
At the Market Program [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued													496,438			496,438
Maximum shares to be sold under equity program value | $		$ 50,000
Equity program termination date		Sep. 01, 2023
Net proceeds form offering shares | $													$ 1,223
Service Providers [member]
IfrsStatementLineItems [Line Items]
Stock issued for services, shares							120,000